Vanguard Structured Large-Cap Growth Fund

Supplement to the Prospectus Dated January 27, 2011

Liquidation and Dissolution of Vanguard Structured Large-Cap Growth Fund

Effective as of the close of business on May 31, 2011, the liquidation and dissolution of Vanguard Structured Large-Cap Growth Fund is complete. Any references to the Structured Large-Cap Growth Fund in this prospectus are hereby deleted.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 872A 052011

Vanguard Quantitative Funds

Vanguard Structured Large-Cap Growth Fund
Vanguard Structured Large-Cap Value Fund

Supplement to the Statement of Additional Information Dated January 27, 2011 (revised March 8, 2011)

Liquidation and Dissolution of Vanguard Structured Large-Cap Growth Fund and Vanguard Structured Large-Cap Value Fund

Effective as of the close of business on May 31, 2011, the liquidation and dissolution of Vanguard Structured Large-Cap Growth Fund and Vanguard Structured Large-Cap Value Fund is complete. Any references to these two funds in this Statement of Additional Information are hereby deleted.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 093A 052011